Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized
	Year ended December 31
	2021	2020	2019
Cost of revenues	153	115	226
Research and development	333	179	375
Selling and marketing	-	3	40
General and administrative	1,187	1,025	593

Total share-based compensation	1,673	1,322	1,234

Schedule of share options activity
	2021		2020		2019
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	3,597,811	6.55	2,334,432	9.18	2,313,249	9.31
Options Granted	377,790	5.36	1,274,379	1.43	95,000	4.45
Options Exercised	(3,750)	2.88	-	-	-	-
Options Forfeited and/or expired	(210,833)	8.13	(11,000)	7.19	(73,817)	5.17

Outstanding options and at end of year	3,761,018	6.35	3,597,811	6.55	2,334,432	9.18

Option's Exercisable at end of year	2,335,325	8.34	1,952,014	9.98	1,753,803	4.76

Schedule of information about share options outstanding
	Options outstanding as of December 31, 2021
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

1.75-5.36	2,307,469	6.19	3.29
6.02- 9.58	642,249	3.68	9.01
12.89 - 13.76	811,300	1.92	12.93
Total	3,761,018	4.84	6.35

Schedule of fair value assumptions

	December 31
	2021	2020	2019

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	55-78	51-71	41-53
Risk-free interest rate (%)	0.1-1.5	0.2-0.9	1.85-2.45
Early exercise factor (%)	100-150	100-150	150
Weighted average share prices (Dollar)	2.88	2.43	4.83

Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share options activity
	RSU's 2021	RSU's 2020	RSU's 2019

Outstanding at beginning of year	74,587	108,544	95,833
Granted	62,947	-	36,667
Forfeited	(1,505)	-	-
Vested	(33,958)	(33,958)	(23,956)

Outstanding at the end of the period	102,071	74,587	108,544